Contract liabilities	12 Months Ended
Mar. 31, 2020
Contract liabilities [abstract]
Contract liabilities
Contract liabilities

Contract liabilities primarily relate to the advance consideration received from customers for construction contracts, mainly in relation to connections, for which revenue is recognised over the life of the asset.

	2020	2019
	£m	£m
Current	76	61
Non-current	1,082	933
	1,158	994

Significant changes in the contract liabilities balances during the period are as follows:

	2020	2019
	£m	£m
As at 1 April	994	866
Exchange adjustments	39	29
Revenue recognised that was included in the contract liability balance at the beginning of the period	(60)	(51)
Increases due to cash received, excluding amounts recognised as revenue during the period	185	155
Changes due to amounts recognised as revenue	—	(5)
At 31 March	1,158	994